Average Annual Total Returns{- Fidelity Advisor® Consumer Discretionary Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Consumer Discretionary Fund	Fidelity Advisor Consumer Discretionary Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Consumer Discretionary Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Consumer Discretionary Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Consumer Discretionary Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Consumer Discretionary Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Consumer Discretionary Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Consumer Discretionary Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Consumer Discretionary Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Consumer Discretionary Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Consumer Discretionary Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Consumer Discretionary Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Consumer Discretionary Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Consumer Discretionary Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Consumer Discretionary Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Consumer Discretionary Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Consumer Discretionary Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Consumer Discretionary Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Consumer Discretionary Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1505 Past 1 year	F1505 Past 5 years	F1505 Past 10 years
Total	12.04%	18.33%	16.62%	10.37%	17.69%	15.43%	8.22%	14.83%	13.63%	14.39%	18.57%	16.57%	16.94%	18.85%	16.62%	19.15%	20.08%	17.66%	19.31%		19.20%	[1]	Oct. 02, 2018	28.71%	18.47%	16.55%	24.99%	23.63%	20.48%

[1]	(a)Since inception October 2, 2018.